Trade Receivables - Summary of Trade Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Disclosure of credit risk exposure [line items]
Current trade receivables	$ 16,143	$ 16,625	$ 13,475
Trade receivables
Disclosure of credit risk exposure [line items]
Current trade receivables	17,225	18,041
Impairment losses (Lifetime ECL)
Disclosure of credit risk exposure [line items]
Current trade receivables	$ (1,082)	$ (1,416)